6. Intangible Assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 6 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following at March 31, 2021 and 2020:

	As of	As of
	March 31, 2021	March 31, 2020

Licenses	$142,248	$142,248
Software/website development	12,585	–
Customer relationships	170,031	83,000
	324,864	225,248
Less: accumulated amortization	(99,974)	(28,297)
	$224,890	$196,951

Licenses are amortized over five years, whereas customer relationships and software/website development are amortized over three years. Amortization expense related to these assets for the years ended March 31, 2021 and 2020 amounted to $71,677 and $28,297, respectively.

Estimated amortization expense for each of the next five years:

Fiscal year ended March 31, 2022	$89,322
Fiscal year ended March 31, 2023	82,405
Fiscal year ended March 31, 2024	46,095
Fiscal year ended March 31, 2025	7,068
Total	$224,890